COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of the materials purchase commitment based on the latest negotiated actual purchase prices

	Wafer	Polysilicon
Year ending December 31	(Piece in Million)	(Metric Ton)
2013	150	2,900
2014	500	3,830
2015	625	3,960
2016	625	2,650
2017	625	2,650
Thereafter	1,875	7,950

Total	4,400	23,940

Year ending December 31	$million
2013	43.6
2014	42.0
2015	41.0
2016	34.4
2017	32.8
2018	32.0

Total	225.8

Schedule of future minimum lease payments
Year ending December 31	$
2013	2,448,274
2014	1,257,598
2015	249,486
2016	—
2017	—
Thereafter	—

Total	3,955,358